Due to Officers/Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Due to officers/stockholders
4. Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances from two executives and one employee/stockholder totaling $789,902 and $725,699 at March 31, 2014 and December 31, 2013, respectively. The Company’s chief executive officer has not been paid a portion of his salary since September 30, 2013 and as of March 31, 2014 $88,719 was due. The Company’s chief financial officer has not been paid any of his salary and has been reimbursed only a portion of his business expenses since October 2012. The amount owed to the chief financial officer as of March 31, 2014 includes unpaid salaries of $481,819 and unreimbursed expenses of $31,864.

4. Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances from two executives and one employee/stockholder totaling $725,699 and $247,259 at December 31, 2013 and 2012, respectively. The Company’s chief executive officer has not been paid a portion of his salary since September 30, 2013 and as of December 31, 2013 was due $42,219. The Company’s chief financial officer has not been paid any of his salary or reimbursed any of his business expenses since October 2012. The amount owed to the chief financial officer as of December 31, 2013 was salary of $399,786 and expenses of $101,194.